Goodwill (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 276,782
Additions	17
Measurement period adjustments	240
Impairment			¥ (576)
Foreign currency translation adjustments	(867)
Goodwill at the end of period	276,172	$ 40,676
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	280,692
Accumulated impairment losses of goodwill	4,520
Impairment losses on goodwill			¥ 576
Core commerce
Changes in goodwill
Goodwill at the beginning of period	209,533
Measurement period adjustments	240
Foreign currency translation adjustments	(883)
Goodwill at the end of period	208,890
Cloud computing
Changes in goodwill
Goodwill at the beginning of period	2,510
Foreign currency translation adjustments	16
Goodwill at the end of period	2,526
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period	58,673
Goodwill at the end of period	58,673
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period	6,066
Additions	17
Goodwill at the end of period	¥ 6,083